[AIM LOGO APPEARS HERE]      Dear Shareholder:

               [PHOTO of       During the six months covered by this report, the
          Charles T. Bauer,    U.S. economy continued to exhibit solid growth
           Chairman of the     with little or no inflation. Gross domestic
LETTER    Board of the Fund    product grew at a 3.1% annual rate in the third
TO OUR       APPEARS HERE]     quarter of 1997 and a 3.7% annual rate in the
SHAREHOLDERS                   final quarter of the year. Sturdy growth is
               expected in the first half of 1998 as well. Inflation was well controlled, remaining in the 1% to 2% range. As a result, the Federal Reserve Board (the Fed) kept its key short-term target, the federal funds rate, at 5.50% throughout the reporting period.
                   During the last half of 1997, markets focused on the collapse in several Asian countries' currencies and the potential effects on the U.S. economy. As Asian economic turmoil continued, fixed-income markets rallied in anticipation that the Fed would lower rates to counteract the dampening effects of the Far East situation. At the close of the reporting period, the markets were still waiting for the much anticipated slowdown, and interest rates had moved up some as the chance of the Fed's lowering rates was pushed further into the future.

               YOUR INVESTMENT PORTFOLIO

               Although the Treasury bill yield curve remained expensive relative to the federal funds rate target for most of the reporting period, Short-Term Investments Trust Treasury TaxAdvantage Portfolio held to its consistent investment discipline, maintaining a relatively short, laddered portfolio structure. This structure is used to help ensure the Portfolio's yield is not unduly influenced by reinvestment rates on any particular maturity date. The weighted average maturity was held between 42 days and 60 days during the reporting period to take advantage of higher rates available on longer maturities. At the close of the reporting period, the weighted average maturity was 52 days.
                   The Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury, which provides shareholders with dividends exempt from state and local income taxation in certain jurisdictions. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. As with any money market fund, an investment in Treasury TaxAdvantage Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


                                                                     (continued)

                   As of February 28, 1998, the Institutional Class of the
               Portfolio offered competitive yields: Its average monthly yield was 5.11%, and its seven-day yield was 5.12%.
                   The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm-G from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                   Net assets of the Institutional Class stood at $131.17
               million as of February 28, 1998.

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a solid pace of around 3% and then slow somewhat in the second half of 1998 as the effects of Asia's difficulties take hold. Inflation was expected to remain tame and the Fed was expected to hold rates steady for the foreseeable future. In his late-February testimony to Congress, Fed Chairman Alan Greenspan noted that the deflationary effects of turmoil in Asia could offset the inflationary pressures from strong domestic spending and a tight U.S. labor market.
                   The Portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management.
                   We are pleased to send you this report concerning your
               investment. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.


               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

                       AVERAGE MONTHLY YIELD COMPARISON
                            6 months ended 2/28/98
         (Yields are average monthly yields for the month-ends shown.)

                                     SEPT       OCT        NOV        DEC        JAN        FEB
Short-Term Investments Trust
Treasury TaxAdvantage Portfolio      5.08%      5.06%      5.04%      5.11%      5.13%      5.11%
Institutional Class

IBC Money Fund Averages(TM)
Government Only/                     5.13       5.11       5.16       5.20       5.18       5.15
Institutions Only

                     WEIGHTED AVERAGE MATURITY COMPARISON
                            6 months ended 2/28/98

                                     SEPT       OCT        NOV        DEC        JAN        FEB
Short-Term Investments Trust
Treasury TaxAdvantage Portfolio      59         55         46         59         52         52
Institutional Class

IBC Money Fund Averages(TM)          46         45         44         45         41         44
Government Only/
Institutions Only

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark--for weighted average maturities; IBC Money Fund Insight--Registered Trademark--for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1998
(Unaudited)

                                                   PAR
                                        MATURITY  (000)     VALUE
U.S. TREASURY SECURITIES - 99.01%

U.S. TREASURY BILLS(a) - 38.15%
5.38%                                   03/05/98 $ 1,935 $  1,933,843
------------------------------------------------------------------------
5.15%                                   03/19/98   1,595    1,590,893
------------------------------------------------------------------------
5.20%                                   03/26/98   5,660    5,639,561
------------------------------------------------------------------------
5.235%                                  03/26/98   7,940    7,911,135
------------------------------------------------------------------------
4.92%                                   04/09/98   3,100    3,083,477
------------------------------------------------------------------------
5.00%                                   04/09/98   1,100    1,094,042
------------------------------------------------------------------------
4.99%                                   04/23/98   3,200    3,176,492
------------------------------------------------------------------------
5.00%                                   04/23/98   1,610    1,598,149
------------------------------------------------------------------------
5.29%                                   04/23/98  12,000   11,906,543
------------------------------------------------------------------------
5.41%                                   04/23/98  12,000   11,906,720
------------------------------------------------------------------------
5.08%                                   05/28/98  10,000    9,875,822
------------------------------------------------------------------------
5.17%                                   05/28/98   4,000    3,949,449
------------------------------------------------------------------------
                                                           63,666,126
------------------------------------------------------------------------
U.S. TREASURY NOTES - 60.86%
5.125%                                  03/31/98  24,000   23,993,608
------------------------------------------------------------------------
7.875%                                  04/15/98  42,400   42,523,819
------------------------------------------------------------------------
5.875%                                  04/30/98  15,000   15,012,723
------------------------------------------------------------------------
6.125%                                  05/15/98  20,000   20,033,144
------------------------------------------------------------------------
                                                          101,563,294
------------------------------------------------------------------------
   Total U.S. Treasury Securities                         165,229,420
------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.01%                               165,229,420(b)
------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 0.99%                      1,658,530
------------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $166,887,950
========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $165,229,420
----------------------------------------------------------------------
Interest receivable                                          2,423,601
----------------------------------------------------------------------
Investment for deferred compensation plan                       22,879
----------------------------------------------------------------------
Other assets                                                    21,070
----------------------------------------------------------------------
  Total assets                                             167,696,970
----------------------------------------------------------------------

LIABILITIES:
Payables for:
 Dividends                                                     688,656
----------------------------------------------------------------------
 Deferred compensation                                          22,879
----------------------------------------------------------------------
Accrued administrative services fees                             3,884
----------------------------------------------------------------------
Accrued advisory fees                                           18,988
----------------------------------------------------------------------
Accrued distribution fees                                        6,284
----------------------------------------------------------------------
Accrued transfer agent fees                                      8,418
----------------------------------------------------------------------
Accrued trustees' fees                                             905
----------------------------------------------------------------------
Accrued operating expenses                                      59,006
----------------------------------------------------------------------
  Total liabilities                                            809,020
----------------------------------------------------------------------

NET ASSETS                                                $166,887,950

======================================================================

NET ASSETS:

Institutional Class                                       $131,168,415
======================================================================
Private Investment Class                                  $ 35,719,535
======================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        130,991,915
======================================================================
Private Investment Class                                    35,671,472
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $6,514,912
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            246,727
-----------------------------------------------------------------
Custodian fees                                             8,008
-----------------------------------------------------------------
Administrative services fees                              22,591
-----------------------------------------------------------------
Trustees' fees and expenses                                4,829
-----------------------------------------------------------------
Transfer agent fees                                       22,091
-----------------------------------------------------------------
Distribution fees (Note 2)                                95,828
-----------------------------------------------------------------
Other                                                     22,737
-----------------------------------------------------------------
  Total expenses                                         422,811
-----------------------------------------------------------------
Less: Fee waivers                                       (126,529)
-----------------------------------------------------------------
  Net expenses                                           296,282
-----------------------------------------------------------------
Net investment income                                  6,218,630
-----------------------------------------------------------------
Net realized gain on sales of investments                 23,259
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $6,241,889
=================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1998 and the year ended August 31, 1997 (Unaudited)

                                              FEBRUARY 28,    AUGUST 31,
                                                  1998           1997
                                              -------------  -------------
OPERATIONS:

 Net investment income                        $   6,218,630  $  19,242,512
---------------------------------------------------------------------------
 Net realized gain on sales of investments           23,259         77,371
---------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                     6,241,889     19,319,883
---------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (5,292,347)   (16,879,485)
---------------------------------------------------------------------------
 Private Class                                     (926,283)    (2,363,027)
---------------------------------------------------------------------------
Share transactions-net                         (130,698,089)  (159,710,741)
---------------------------------------------------------------------------
  Net increase (decrease) in net assets        (130,674,830)  (159,633,370)
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           297,562,780    457,196,150
---------------------------------------------------------------------------
  End of period                               $ 166,887,950  $ 297,562,780
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                 166,663,387  $ 297,361,476
---------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                      224,563        201,304
---------------------------------------------------------------------------
                                              $ 166,887,950  $ 297,562,780
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 During the six months ended February 28, 1998, AIM voluntarily waived advisory fees of $78,615.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1998, the Portfolio reimbursed AIM $22,591 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Trustees approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the six months ended February 28, 1998, the Portfolio paid AFS $3,094 for such services. Prior to the effective date of this agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $8,009 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the six months ended February 28, 1998, the Private Investment Class paid $47,914 as compensation under the Plan. FMC waived fees of $47,914 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the six months ended February 28 ,1998, the Portfolio paid legal fees of $2,246 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the six months ended February 28, 1998 and the year ended August 31, 1997 were as follows:

                            FEBRUARY 28, 1998               AUGUST 31, 1997
                        ---------------------------  ------------------------------
                           SHARES        AMOUNT          SHARES          AMOUNT
                        ------------  -------------  --------------  --------------
Sold:
  Institutional Class    466,433,092  $ 466,433,092   1,249,698,433  $1,249,698,433
--------------------------------------------------------------------------------
  Private Investment
   Class                 177,835,415    177,835,415     274,981,089     274,981,089
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        165,873        165,873         425,111         425,111
--------------------------------------------------------------------------------
  Private Investment
   Class                     346,095        346,095         479,712         479,712
--------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (593,683,210)  (593,683,210) (1,399,155,040) (1,399,155,040)
--------------------------------------------------------------------------------
  Private Investment
   Class                (181,795,354)  (181,795,354)   (286,140,046)   (286,140,046)
--------------------------------------------------------------------------------
Net increase
 (decrease)             (130,698,089) $(130,698,089)   (159,710,741) $ (159,710,741)
====================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding for the six months ended February 28, 1998 and each of the years in the five-year period ended August 31, 1997.

                                                         AUGUST 31,
                         FEBRUARY 28,   ------------------------------------------------
                             1998         1997      1996      1995      1994      1993
                         ------------   --------  --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-----------------------    --------     --------  --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.03         0.05      0.05      0.05      0.03      0.03
-----------------------    --------     --------  --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.03)       (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-----------------------    --------     --------  --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
=======================    ========     ========  ========  ========  ========  ========
Total return                   5.21%(a)     5.13%     5.19%     5.35%     3.29%     2.96%
=======================    ========     ========  ========  ========  ========  ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $131,168     $258,251  $407,218  $394,376  $403,882  $434,693
=======================    ========     ========  ========  ========  ========  ========
Ratio of expenses to
 average net assets(b)         0.20%(c)     0.20%     0.20%     0.20%     0.20%     0.20%
=======================    ========     ========  ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(d)                     5.08%(c)     5.00%     5.06%     5.21%     3.23%     2.93%
=======================    ========     ========  ========  ========  ========  ========

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.27% (annualized), 0.23%, 0.23%, 0.23% and 0.23% for the periods 1998-
    1994, respectively.
(c) Ratios are annualized and based on average net assets of $210,123,067.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.01% (annualized), 4.97%, 5.04%, 5.18% and 3.20% for the periods 1998-1994, respectively.

                        TRUSTEES
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Trust
Owen Daly II                           Lewis F. Pennock            (STIT)
Jack M. Fields                          Ian W. Robinson
Carl Frischling                          Louis S. Sklar

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President            Treasury
John J. Arthur           Sr. Vice President & Treasurer            TaxAdvantage
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Institutional               SEMI-
Melville B. Cox                          Vice President            Class                       ANNUAL
Karen Dunn Kelley                        Vice President                                        REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                   FEBRUARY 28, 1998
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173


This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY